Current Financial Assets and Cash and Cash Equivalents - Summary of Current Financial Assets and Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	$ 499	$ 27,091
Cash and cash equivalents	185,636	241,148	$ 340,522	$ 451,501
Carrying Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	499	27,091
Cash and cash equivalents	185,636	241,148
Current financial assets and cash and cash equivalents	186,135	268,239
Estimated Fair Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	499	27,091
Cash and cash equivalents	185,636	241,148
Current financial assets and cash and cash equivalents	$ 186,135	$ 268,239